Offerings - Offering: 1	Nov. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations (1)
Amount Registered	25,000,000
Maximum Aggregate Offering Price	$ 25,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.5
Offering Note
(1) The deferred compensation obligations include general unsecured obligations of Moog Inc. to pay up to $25,000,000 of deferred compensation from time to time in the future in accordance with the terms of the Moog Inc. Non-Qualified Deferred Compensation Plan (the "Plan").

(2) Calculated in accordance with Rule 457(h) of the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee and based on an estimate of the amount of compensation participants may defer under the Plan.